UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2013


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA FIRST START GROWTH FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA FIRST START GROWTH FUND
       JANUARY 31, 2013

 ===============================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"AS I WRITE TO YOU, INVESTORS ARE SHOWING          [PHOTO OF DANIEL S. McNAMARA]
A GROWING APPETITE FOR RISK."

--------------------------------------------------------------------------------

MARCH 2013

At the beginning of January of this year, the "fiscal cliff" had been averted. However, the deal reached by Congress was less than perfect and on March 1, sequestration took effect after Congress was unable to come up with a long-term plan to resolve our nation's toughest fiscal challenges. Due to the legally-mandated sequestration, I expect the country's fiscal condition to remain in flux.

As part of the fiscal cliff agreement, lawmakers blocked some large tax increases, but they allowed the payroll tax holiday to expire and raised the tax rate on individuals earning more than $400,000 a year ($450,000 for couples). They also approved a smaller-than-expected increase in the capital gains tax. However, Congress delayed action on the "sequester," until spring, which mandates automatic, across-the-board spending cuts.

In the meantime, U.S. economic growth appears to have slowed. After generating 3.1% real gross domestic product (GDP) growth in the third quarter of 2012, the U.S. economy contracted during the fourth quarter. Looking ahead, I believe U.S. economic growth to remain below 2%, although the housing market, which continues to improve, is a bright spot. Although Congress has allowed the sequester to be implemented, the effect of spending cuts alone should not have a material impact on the growth of U.S. GDP. Nonetheless, along with the January tax increases, this could further weaken economic growth over the next few calendar quarters.

The U.S. Federal Reserve (the Fed) continues to do all it can to boost economic growth and reduce unemployment. During September 2012, it launched a third round of quantitative easing (QE3), making an open-ended commitment to buy mortgage-backed securities. The Fed went even further in December of last year, making a commitment -- also open ended -- to buy long-term U.S. Treasury securities every month starting in January 2013. By the end of the reporting period, the U.S. central bank was pumping money into the U.S. economy. The Fed also has kept short-term interest rates at exceptionally low levels and is unlikely to raise rates in the near future. However, according to minutes from recent meetings, Fed governors are debating the timing of a rate increase relative to certain economic thresholds.

================================================================================

================================================================================

As I write to you, investors are showing a growing appetite for risk. U.S. stock prices, as represented by the S&P 500(R) Index, climbed during the reporting period. But I am troubled that few of these gains can be attributed to earnings and dividends. Approximately two thirds of the price appreciation was the result of multiple expansions. In other words, investors appeared to favor stocks for their own sake, not for the earnings growth of the underlying companies themselves. This suggests that some people are investing in stocks just because their prices are rising, which indicates a certain amount of complacency. Indeed, at the time of this writing, the "fear index," the VIX (a measure of market volatility), is extremely low.

Meanwhile, fixed-income securities were less in favor. Some observers even predicted the "demise" of bonds as an asset class. Hyperbole aside, I believe that many people forget how large and diverse the fixed-income market is. It comprises many types of bonds, U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes perform differently from each other. For example, during the reporting period, investment-grade corporate bonds outperformed U.S. Treasury securities and high-yield bonds outperformed investment-grade corporate bonds. That said, I believe that bonds will not experience the same level of price appreciation they have experienced in recent years. In my opinion, fixed-income securities have returned to their historic role as an income-accumulation vehicle.

Looking ahead, our short-term outlook is cautious. The U.S. economy remains fragile and no one knows how the looming sequester will affect GDP growth. In this environment, we believe our disciplined investment approach -- which seeks to identify attractive opportunities while minimizing potential risks -- is particularly advantageous. On behalf of everyone at USAA Asset Management Company, thank you for allowing us to serve your investment needs. We appreciate your continued confidence.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

VIX is a trademarked ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 10

    Notes to Portfolio of Investments                                        25

    Financial Statements                                                     28

    Notes to Financial Statements                                            31

EXPENSE EXAMPLE                                                              48

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA FIRST START GROWTH FUND (THE FUND), AN ASSET ALLOCATION FUND SEEKS LONG-TERM CAPITAL GROWTH WITH REDUCED VOLATILITY OVER TIME.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in equity securities when we believe the reward characteristics outweigh the risk in the market. To reduce the overall volatility to investors, we generally will invest between 20% and 80% of the Fund's assets in bonds and money market instruments, depending on our view of the overall direction of the stock and bond markets. Although the Fund typically will invest primarily in U.S. securities, it may invest without limit in foreign securities.

As an alternative investment strategy, in our attempt to reduce the Fund's volatility over time, the Fund at times may implement an index option-based strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company            Quantitative Management Associates LLC
      ARNOLD J. ESPE, CFA                      PETER Xu, Ph.D.
      WASIF A. LATIF                           DANIEL CARLUCCI, CFA
      JOHN P. TOOHEY, CFA                      STACIE L. MINTZ

--------------------------------------------------------------------------------

o HOW DID THE USAA FIRST START GROWTH FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    At the end of the reporting period, the Fund had a total return of 11.05%. This compares to a total return of 11.24% for the Russell 3000(R) Index (the Index), -0.29% for the Barclays U.S. Aggregate Bond Index, 9.13% for the Lipper Flexible Portfolio Funds Index, and 8.92% for the Lipper Mixed-Asset Target Allocation Growth Funds peer group average.

o   PLEASE DISCUSS PERFORMANCE IN THE EQUITY PORTION OF THE FUND.

    The Fund's U.S. equity portfolio is managed by Quantitative Management Associates LLC (QMA). QMA outperformed the Index thanks to its active strategy of favoring companies with improving earnings prospects, high quality, and good relative value.

    The Fund's performance results also benefited greatly from our allocation to developed-market international and emerging market stocks. Our tilt toward the international markets largely stemmed from our favorable view on Europe, where valuations are reasonable and corporate earnings have room to rise. Emerging market stocks, for their part, performed well during the reporting period due primarily

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

    Refer to page 7 for benchmark definitions.

================================================================================

2  | USAA FIRST START GROWTH FUND

================================================================================

    to the stabilization of China's economy. While we remain concerned about the potential for inflation in the emerging markets, their economies are stronger than those of the developed world based on a number of fundamental metrics.

o   PLEASE DISCUSS PERFORMANCE IN THE FIXED-INCOME PORTION OF THE FUND.

    During the reporting period, the Fund's fixed-income portfolio outperformed versus its Lipper benchmarks. As has been the case in recent years, the allocation to higher-yielding investment-grade corporate bonds and commercial mortgage-backed securities (CMBS) enabled our bond portfolio to outpace the broader market. While we continue to emphasize corporate bonds and CMBS in order to take advantage of their higher yields, we are finding fewer value opportunities in these areas now than before.

    We are striving to keep the portfolio's interest-rate sensitivity below that of the broader market to guard against the possibility of rising longer-term interest rates. We believe this strategy is appropriate given the extent of bonds' rally in the past two-plus years.

o   HOW DID YOUR HEDGING STRATEGY IMPACT PERFORMANCE?

    Our options hedging strategy is designed to help mitigate against sharp sell-offs in the stock market. While this aspect of our strategy was a slight detractor from performance in the rising market, we believe it provides an element of protection against the possibility of elevated market volatility.

o   WHAT'S YOUR OUTLOOK FOR THE ECONOMY AND FINANCIAL MARKETS?

    The investment picture provides a mixed bag. On the plus side, the improving housing market and the move toward energy self-sufficiency

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    are potential positives for the domestic economic outlook, as is the continued stimulus provided by the U.S. Federal Reserve. However, the increase in payroll taxes that resulted from the "fiscal cliff" deal is likely to pressure consumer spending. This creates a headwind to corporate profits, where record margins are already suggesting that earnings growth now has to be driven largely by top-line revenue gains rather than declining costs. The United States also faces the need to raise its debt ceiling again -- as it last did in August of 2011 -- which creates the potential for heightened market volatility if lawmakers again postpone a solution until the eleventh hour or later. We believe these factors, taken together, indicate that the U.S. economy will continue to "muddle through" during 2013, with modest risk of a recession but little chance of above-trend growth.

    We believe our approach can add value in this type of uncertain environment. We employ an actively managed strategy that seeks to mitigate risk and capture value across the full range of asset classes. Our team-based approach, with portfolio managers dedicated to each asset class, helps us identify when there is a disconnect between fundamentals and valuations in a certain area of the market, and to reallocate our portfolios accordingly. We believe this long-term, value-driven methodology is critical at a time in which headlines and investor sentiment are playing such an important role in financial market performance.

    Thank you for your investment in the Fund.

Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

4  | USAA FIRST START GROWTH FUND

================================================================================

INVESTMENT OVERVIEW

USAA FIRST START GROWTH FUND (THE FUND) (Ticker Symbol: UFSGX)

--------------------------------------------------------------------------------
                                         1/31/13                    7/31/12
--------------------------------------------------------------------------------
Net Assets                            $249.4 Million             $222.4 Million
Net Asset Value Per Share                $11.83                     $10.87

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
   8/1/12-1/31/13*            1 Year            5 Years            10 Years
        11.05%                13.55%             5.96%               7.75%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
     1 Year                      5 Years                          10 Years
     14.90%                       4.18%                             7.22%

--------------------------------------------------------------------------------
                          EXPENSE RATIOS AS OF 7/31/12**
--------------------------------------------------------------------------------
   Before Reimbursement     1.96%              After Reimbursement     1.44%

               (includes acquired fund fees and expenses of 0.06%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.
*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.
**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.38% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      RUSSELL        LIPPER FLEXIBLE        USAA FIRST START        BARCLAYS U.S.
                    3000 INDEX     PORTFOLIO FUNDS INDEX      GROWTH FUND       AGGREGATE BOND INDEX
 1/31/2003          $10,000.00          $10,000.00            $10,000.00             $10,000.00
 2/28/2003            9,835.48            9,899.93              9,878.60              10,138.37
 3/31/2003            9,938.91            9,963.92             10,182.09              10,130.55
 4/30/2003           10,750.50           10,533.29             10,713.20              10,214.15
 5/31/2003           11,399.45           11,050.75             11,289.83              10,404.59
 6/30/2003           11,553.28           11,164.51             11,487.10              10,383.94
 7/31/2003           11,818.31           11,216.98             11,942.34              10,034.84
 8/31/2003           12,080.21           11,446.23             12,230.65              10,101.46
 9/30/2003           11,949.06           11,456.74             12,154.78              10,368.85
10/31/2003           12,672.21           11,906.86             12,989.38              10,272.15
11/30/2003           12,846.75           12,032.13             12,943.85              10,296.75
12/31/2003           13,434.36           12,517.11             13,065.25              10,401.54
 1/31/2004           13,714.61           12,696.92             13,141.12              10,485.22
 2/29/2004           13,899.37           12,868.28             13,353.57              10,598.71
 3/31/2004           13,734.39           12,813.35             13,383.92              10,678.09
 4/30/2004           13,450.41           12,492.12             13,004.55              10,400.28
 5/31/2004           13,645.89           12,578.75             13,125.95              10,358.62
 6/30/2004           13,917.10           12,799.38             13,217.00              10,417.16
 7/31/2004           13,390.82           12,457.18             12,549.32              10,520.42
 8/31/2004           13,445.96           12,516.23             12,701.06              10,721.10
 9/30/2004           13,652.65           12,719.59             13,201.82              10,750.19
10/31/2004           13,876.89           12,893.99             13,110.77              10,840.34
11/30/2004           14,521.97           13,353.73             13,808.80              10,753.87
12/31/2004           15,039.41           13,706.45             14,552.35              10,852.82
 1/31/2005           14,638.84           13,487.54             14,036.42              10,920.97
 2/28/2005           14,961.09           13,741.80             14,142.64              10,856.50
 3/31/2005           14,708.04           13,497.95             13,960.55              10,800.74
 4/30/2005           14,388.48           13,251.31             13,915.02              10,946.92
 5/31/2005           14,933.68           13,557.12             14,476.48              11,065.35
 6/30/2005           15,038.00           13,656.63             14,643.40              11,125.69
 7/31/2005           15,654.94           14,093.59             15,159.33              11,024.41
 8/31/2005           15,505.70           14,093.03             14,916.54              11,165.73
 9/30/2005           15,641.36           14,297.56             15,295.90              11,050.71
10/31/2005           15,348.42           14,102.35             15,250.38              10,963.26
11/30/2005           15,945.47           14,440.72             15,978.76              11,011.75
12/31/2005           15,959.78           14,575.92             16,115.33              11,116.44
 1/31/2006           16,493.01           15,046.97             16,433.99              11,117.07
 2/28/2006           16,522.34           14,982.62             16,221.55              11,153.97
 3/31/2006           16,807.94           15,221.01             16,100.15              11,044.52
 4/30/2006           16,990.29           15,392.35             15,842.19              11,024.50
 5/31/2006           16,446.32           15,039.51             14,962.06              11,012.73
 6/30/2006           16,475.42           15,023.69             14,825.49              11,036.08
 7/31/2006           16,459.99           15,073.64             14,597.88              11,185.31
 8/31/2006           16,862.65           15,339.60             14,779.97              11,356.54
 9/30/2006           17,240.13           15,508.64             15,220.03              11,456.29
10/31/2006           17,860.72           15,918.08             15,538.69              11,532.07
11/30/2006           18,249.34           16,274.10             15,796.66              11,665.86
12/31/2006           18,467.89           16,437.39             15,958.21              11,598.16
 1/31/2007           18,819.41           16,632.61             16,172.83              11,593.40
 2/28/2007           18,510.70           16,567.66             16,004.20              11,772.17
 3/31/2007           18,703.36           16,723.21             16,126.84              11,772.53
 4/30/2007           19,450.50           17,244.88             16,632.72              11,836.01
 5/31/2007           20,159.32           17,632.94             16,954.64              11,746.31
 6/30/2007           19,781.78           17,552.96             16,740.02              11,711.56
 7/31/2007           19,107.16           17,375.30             16,402.77              11,809.25
 8/31/2007           19,381.43           17,363.51             16,494.75              11,953.99
 9/30/2007           20,088.02           18,047.90             16,954.64              12,044.68
10/31/2007           20,456.52           18,528.33             17,215.25              12,152.88
11/30/2007           19,535.59           18,089.73             16,694.04              12,371.42
12/31/2007           19,417.38           18,010.45             16,609.79              12,406.17
 1/31/2008           18,240.46           17,425.07             15,799.55              12,614.57
 2/29/2008           17,673.91           17,314.89             15,596.99              12,632.08
 3/31/2008           17,569.20           17,084.59             15,410.02              12,675.18
 4/30/2008           18,447.82           17,701.07             15,721.65              12,648.69
 5/31/2008           18,825.75           17,981.44             16,002.11              12,555.94
 6/30/2008           17,272.23           17,173.68             15,223.04              12,545.79
 7/31/2008           17,134.48           16,848.92             15,051.64              12,535.56
 8/31/2008           17,400.59           16,791.33             15,129.55              12,654.53
 9/30/2008           15,764.52           15,218.21             14,023.27              12,484.56
10/31/2008           12,968.53           12,877.95             12,044.43              12,189.87
11/30/2008           11,944.80           12,152.50             11,218.62              12,586.65
12/31/2008           12,173.31           12,603.94             11,475.20              13,056.24
 1/31/2009           11,151.72           12,069.07             10,797.34              12,941.04
 2/28/2009            9,983.52           11,254.90             10,071.06              12,892.20
 3/31/2009           10,858.02           12,000.62             10,619.80              13,071.42
 4/30/2009           12,000.65           12,961.71             11,668.87              13,133.91
 5/31/2009           12,640.96           13,787.11             12,621.10              13,229.18
 6/30/2009           12,684.03           13,560.82             12,943.89              13,304.42
 7/31/2009           13,671.31           14,664.46             13,637.89              13,519.02
 8/31/2009           14,159.81           15,021.75             14,170.50              13,659.00
 9/30/2009           14,753.05           15,658.70             14,896.77              13,802.48
10/31/2009           14,373.60           15,414.36             14,929.05              13,870.63
11/30/2009           15,190.36           16,071.89             15,284.12              14,050.21
12/31/2009           15,623.25           16,280.19             15,679.00              13,830.59
 1/31/2010           15,060.07           15,854.62             15,595.60              14,041.86
 2/28/2010           15,570.63           16,129.22             15,879.16              14,094.30
 3/31/2010           16,551.99           16,916.59             16,512.99              14,076.97
 4/30/2010           16,909.20           17,174.21             16,646.43              14,223.50
 5/31/2010           15,573.42           16,186.52             15,962.56              14,343.19
 6/30/2010           14,678.14           15,659.74             15,445.48              14,568.12
 7/31/2010           15,697.13           16,501.07             16,229.43              14,723.54
 8/31/2010           14,958.22           16,108.44             15,779.08              14,913.00
 9/30/2010           16,370.53           17,132.36             16,963.34              14,928.89
10/31/2010           17,010.24           17,696.98             17,447.06              14,982.04
11/30/2010           17,108.44           17,683.27             17,363.66              14,895.94
12/31/2010           18,268.20           18,382.02             18,152.23              14,735.30
 1/31/2011           18,667.21           18,766.08             18,391.30              14,752.45
 2/28/2011           19,346.85           19,144.95             18,971.89              14,789.36
 3/31/2011           19,434.12           19,231.98             19,245.12              14,797.53
 4/30/2011           20,012.56           19,777.49             19,808.64              14,985.37
 5/31/2011           19,784.22           19,605.97             19,603.72              15,180.93
 6/30/2011           19,428.92           19,320.43             19,347.58              15,136.48
 7/31/2011           18,984.00           19,164.65             19,040.20              15,376.67
 8/31/2011           17,845.05           18,325.87             17,879.00              15,601.32
 9/30/2011           16,460.35           17,095.31             16,717.81              15,714.81
10/31/2011           18,354.81           18,515.60             17,998.54              15,731.69
11/30/2011           18,305.21           18,232.43             17,827.77              15,718.04
12/31/2011           18,455.66           18,169.34             17,742.73              15,890.80
 1/31/2012           19,386.99           19,006.77             18,581.79              16,030.33
 2/29/2012           20,207.12           19,605.20             19,211.09              16,026.65
 3/31/2012           20,830.44           19,786.23             19,438.34              15,938.84
 4/30/2012           20,693.82           19,738.65             19,315.98              16,115.54
 5/31/2012           19,414.55           18,687.75             18,249.66              16,261.36
 6/30/2012           20,174.93           19,213.55             18,826.52              16,267.73
 7/31/2012           20,374.76           19,449.49             19,001.33              16,492.12
 8/31/2012           20,883.27           19,849.56             19,403.38              16,502.89
 9/30/2012           21,431.67           20,279.89             19,875.35              16,525.61
10/31/2012           21,062.00           20,139.97             19,892.83              16,558.11
11/30/2012           21,225.10           20,316.39             20,050.16              16,584.24
12/31/2012           21,485.22           20,593.44             20,386.63              16,560.63
 1/31/2013           22,664.13           21,226.04             21,100.07              16,444.80

                                   [END CHART]

                        Data from 1/31/03 to 1/31/13.

                        See page 7 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

6  | USAA FIRST START GROWTH FUND

================================================================================

The graph on page 6 illustrates the comparison of a $10,000 hypothetical investment in the USAA First Start Growth Fund to the following benchmarks:

o The unmanaged Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds within the Lipper Flexible Portfolio Funds category.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                               o TOP 10 HOLDINGS o
                                  AS OF 1/31/13
                                (% of Net Assets)

iShares MSCI EAFE Index Fund* ..........................................   15.2%
Vanguard MSCI Emerging Markets ETF* ....................................    7.4%
U.S. Treasury Bond, 3.00%, 5/15/2042 ...................................    2.4%
U.S. Treasury Note, 1.63%, 8/15/2022 ...................................    1.9%
Exxon Mobil Corp. ......................................................    1.5%
Apple, Inc. ............................................................    1.1%
Chevron Corp. ..........................................................    0.8%
U.S. Treasury Note, 1.75%, 5/15/2022 ...................................    0.8%
General Electric Co. ...................................................    0.8%
JPMorgan Chase & Co. ...................................................    0.8%

* The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 10-24.

================================================================================

8  | USAA FIRST START GROWTH FUND

================================================================================

                       o ASSET ALLOCATION* -- 1/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                                 26.7%
FOREIGN EXCHANGE-TRADED FUNDS**                                            22.6%
INFORMATION TECHNOLOGY                                                      8.0%
ENERGY                                                                      6.2%
CONSUMER DISCRETIONARY                                                      6.0%
HEALTH CARE                                                                 6.0%
U.S. TREASURY SECURITIES                                                    5.8%
INDUSTRIALS                                                                 5.3%
CONSUMER STAPLES                                                            4.1%
UTILITIES                                                                   3.8%
MONEY MARKET INSTRUMENTS                                                    2.4%
MATERIALS                                                                   1.6%
TELECOMMUNICATION SERVICES                                                  1.2%
DOMESTIC EXCHANGE-TRADED FUNDS**                                            0.5%

                                   [END CHART]

 * Excludes options.

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER OF                                                                                    VALUE
SHARES       SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
EQUITY SECURITIES (70.3%)

COMMON STOCKS (46.0%)

CONSUMER DISCRETIONARY (6.0%)
-----------------------------
APPAREL RETAIL (0.9%)
     4,300   Body Central Corp.*                                                          $     34
     4,400   Finish Line, Inc. "A"                                                              82
     4,700   Foot Locker, Inc.                                                                 161
    18,900   Gap, Inc.                                                                         618
    10,100   Ross Stores, Inc.                                                                 603
    17,500   TJX Companies, Inc.                                                               791
                                                                                          --------
                                                                                             2,289
                                                                                          --------
APPAREL,ACCESSORIES & LUXURY GOODS (0.3%)
     4,700   Carter's, Inc.*                                                                   283
     7,500   Coach, Inc.                                                                       383
     1,100   Maidenform Brands, Inc.*                                                           21
       300   VF Corp.                                                                           44
                                                                                          --------
                                                                                               731
                                                                                          --------
AUTO PARTS & EQUIPMENT (0.3%)
    18,300   Delphi Automotive plc*                                                            707
                                                                                          --------
AUTOMOBILE MANUFACTURERS (0.4%)
     8,500   Ford Motor Co.                                                                    110
    12,100   General Motors Co.*                                                               340
    10,100   Thor Industries, Inc.                                                             425
                                                                                          --------
                                                                                               875
                                                                                          --------
BROADCASTING (0.1%)
    13,500   Belo Corp. "A"                                                                    114
     2,600   CBS Corp. "B"                                                                     109
                                                                                          --------
                                                                                               223
                                                                                          --------
CABLE & SATELLITE (0.9%)
     4,200   AMC Networks, Inc. "A"*                                                           239
    34,900   Comcast Corp. "A"                                                               1,329
    15,600   DIRECTV*                                                                          798
                                                                                          --------
                                                                                             2,366
                                                                                          --------
CATALOG RETAIL (0.1%)
     4,900   HSN, Inc.                                                                         292
                                                                                          --------
COMPUTER & ELECTRONICS RETAIL (0.0%)
       600   Systemax, Inc.                                                                      6
                                                                                          --------
DEPARTMENT STORES (0.4%)
     4,900   Dillard's, Inc. "A"                                                               413
    17,100   Macy's, Inc.                                                                      676
                                                                                          --------
                                                                                             1,089
                                                                                          --------
EDUCATION SERVICES (0.1%)
    12,200   Apollo Group, Inc. "A"*                                                           247
     3,100   Grand Canyon Education, Inc.*                                                      74
                                                                                          --------
                                                                                               321
                                                                                          --------
FOOTWEAR (0.2%)
     9,100   NIKE, Inc. "B"                                                                    492
                                                                                          --------
GENERAL MERCHANDISE STORES (0.1%)
     8,600   Dollar Tree, Inc.*                                                                344
                                                                                          --------
HOME FURNISHINGS (0.2%)
     3,900   Mohawk Industries, Inc.*                                                          396
                                                                                          --------
HOME IMPROVEMENT RETAIL (0.4%)
    13,500   Home Depot, Inc.                                                                  903
                                                                                          --------
HOMEFURNISHING RETAIL (0.1%)
     3,600   Bed Bath & Beyond, Inc.*                                                          211
     1,700   Select Comfort Corp.*                                                              38
                                                                                          --------
                                                                                               249
                                                                                          --------
HOTELS,RESORTS & CRUISE LINES (0.0%)
       900   Marriott Vacations Worldwide Corp.*                                                40
                                                                                          --------
HOUSEHOLD APPLIANCES (0.1%)
     2,300   Whirlpool Corp.                                                                   265
                                                                                          --------

================================================================================

10  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER OF                                                                                    VALUE
SHARES       SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
HOUSEWARES & SPECIALTIES (0.2%)
     1,700   Libbey, Inc.*                                                                $     32
     4,800   Tupperware Brands Corp.                                                           366
                                                                                          --------
                                                                                               398
                                                                                          --------
INTERNET RETAIL (0.1%)
       800   Blue Nile, Inc.*                                                                   27
       500   Expedia, Inc.                                                                      33
     1,200   Liberty Ventures "A"*                                                              89
                                                                                          --------
                                                                                               149
                                                                                          --------
LEISURE PRODUCTS (0.2%)
     5,400   Polaris Industries, Inc.                                                          470
    15,500   Smith & Wesson Holding Corp.*                                                     134
                                                                                          --------
                                                                                               604
                                                                                          --------
MOVIES & ENTERTAINMENT (0.3%)
     3,900   Carmike Cinemas, Inc.*                                                             62
     7,800   Cinemark Holdings, Inc.                                                           220
     3,600   News Corp. "A"                                                                    100
     7,500   Walt Disney Co.                                                                   404
                                                                                          --------
                                                                                               786
                                                                                          --------
PUBLISHING (0.0%)
     2,300   John Wiley & Sons, Inc. "A"                                                        88
                                                                                          --------
RESTAURANTS (0.4%)
     1,200   AFC Enterprises, Inc.*                                                             35
       200   Biglari Holdings, Inc.*                                                            74
       800   Bob Evans Farms, Inc.                                                              35
     6,100   McDonald's Corp.                                                                  581
     2,300   Panera Bread Co. "A"*                                                             368
                                                                                          --------
                                                                                             1,093
                                                                                          --------
SPECIALIZED FINANCE (0.1%)
     2,800   McGraw-Hill Companies, Inc.                                                       161
                                                                                          --------
SPECIALTY STORES (0.1%)
     2,000   PetSmart, Inc.                                                                    131
                                                                                          --------
TEXTILES (0.0%)
     1,400   Unifi, Inc.*                                                                       19
                                                                                          --------
             Total Consumer Discretionary                                                   15,017
                                                                                          --------
CONSUMER STAPLES (3.7%)
-----------------------
AGRICULTURAL PRODUCTS (0.6%)
    25,100   Archer-Daniels-Midland Co.                                                        716
     4,000   Bunge Ltd.                                                                        319
     8,400   Ingredion, Inc.                                                                   555
                                                                                          --------
                                                                                             1,590
                                                                                          --------
DRUG RETAIL (0.4%)
    20,400   CVS Caremark Corp.                                                              1,045
                                                                                          --------
FOOD RETAIL (0.3%)
    22,400   Kroger Co.                                                                        620
                                                                                          --------
HOUSEHOLD PRODUCTS (0.8%)
       600   Colgate-Palmolive Co.                                                              65
    23,700   Procter & Gamble Co.                                                            1,781
                                                                                          --------
                                                                                             1,846
                                                                                          --------
HYPERMARKETS & SUPER CENTERS (0.3%)
    10,900   Wal-Mart Stores, Inc.                                                             762
                                                                                          --------
PACKAGED FOODS & MEAT (0.4%)
     1,300   Cal-Maine Foods, Inc.                                                              54
     2,600   J.M.Smucker Co.                                                                   231
     5,800   Kraft Foods Group, Inc.                                                           268
     4,400   Mondelez International, Inc. "A"                                                  122
     3,700   Pilgrim's Pride Corp.*                                                             31
    16,400   Tyson Foods, Inc. "A"                                                             363
                                                                                          --------
                                                                                             1,069
                                                                                          --------
PERSONAL PRODUCTS (0.0%)
       600   USANA Health Sciences, Inc.*                                                       21
                                                                                          --------
SOFT DRINKS (0.9%)
     7,100   Coca Cola Enterprises, Inc.                                                       247
    16,000   Coca-Cola Co.                                                                     596
    18,500   PepsiCo, Inc.                                                                   1,348
                                                                                          --------
                                                                                             2,191
                                                                                          --------
             Total Consumer Staples                                                          9,144
                                                                                          --------
ENERGY (5.0%)
-------------
INTEGRATED OIL & GAS (2.9%)
    18,200   Chevron Corp.                                                                   2,096

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER OF                                                                                    VALUE
SHARES       SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
    41,400   Exxon Mobil Corp.                                                            $  3,725
     9,400   Hess Corp.                                                                        631
       900   Murphy Oil Corp.                                                                   53
     8,000   Occidental Petroleum Corp.                                                        706
                                                                                          --------
                                                                                             7,211
                                                                                          --------
OIL & GAS DRILLING (0.2%)
     8,400   Ensco plc "A"                                                                     534
                                                                                          --------
OIL & GAS EQUIPMENT & SERVICES (0.3%)
     2,900   Bristow Group, Inc.                                                               165
       800   Geospace Technologies Corp.*                                                       72
     2,500   Schlumberger Ltd.                                                                 195
     6,500   Tidewater, Inc.                                                                   320
                                                                                          --------
                                                                                               752
                                                                                          --------
OIL & GAS EXPLORATION & PRODUCTION (0.9%)
     8,700   Apache Corp.                                                                      729
     9,500   Cabot Oil & Gas Corp.                                                             502
    17,400   ConocoPhillips                                                                  1,009
       300   Noble Energy, Inc.                                                                 32
                                                                                          --------
                                                                                             2,272
                                                                                          --------
Oil & Gas REFINING & MARKETING (0.6%)
     3,700   HollyFrontier Corp.                                                               193
     5,200   Marathon Petroleum Corp.                                                          386
    11,850   Phillips 66 Co.                                                                   718
     4,600   Valero Energy Corp.                                                               201
                                                                                          --------
                                                                                             1,498
                                                                                          --------
OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     3,500   Williams Companies, Inc.                                                          123
                                                                                          --------
             Total Energy                                                                   12,390
                                                                                          --------
FINANCIALS (7.8%)
-----------------
ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
     3,100   BlackRock, Inc.                                                                   732
       800   Franklin Resources, Inc.                                                          110
     5,100   T.Rowe Price Group, Inc.                                                          364
                                                                                          --------
                                                                                             1,206
                                                                                          --------
CONSUMER FINANCE (0.5%)
    17,200   Discover Financial Services                                                       660
     1,800   Nelnet, Inc. "A"                                                                   55
    28,000   SLM Corp.                                                                         473
                                                                                          --------
                                                                                             1,188
                                                                                          --------
DIVERSIFIED BANKS (1.0%)
    31,300   U.S.Bancorp                                                                     1,036
    44,100   Wells Fargo & Co.                                                               1,536
                                                                                          --------
                                                                                             2,572
                                                                                          --------
INSURANCE BROKERS (0.0%)
     2,800   Marsh & McLennan Companies, Inc.                                                   99
                                                                                          --------
INVESTMENT BANKING & BROKERAGE (0.7%)
     9,000   Goldman Sachs Group, Inc.                                                       1,331
    16,800   Morgan Stanley                                                                    384
                                                                                          --------
                                                                                             1,715
                                                                                          --------
LIFE & HEALTH INSURANCE (0.4%)
       600   AFLAC, Inc.                                                                        32
    20,900   MetLife, Inc.                                                                     780
     5,200   Symetra Financial Corp.                                                            73
                                                                                          --------
                                                                                               885
                                                                                          --------
MULTI-LINE INSURANCE (0.3%)
     2,600   American Financial Group, Inc.                                                    111
     2,600   American International Group, Inc.*                                                98
    30,000   Genworth Financial, Inc. "A"*                                                     275
     5,100   HCC Insurance Holdings, Inc.                                                      197
     2,000   Loews Corp.                                                                        87
                                                                                          --------
                                                                                               768
                                                                                          --------

================================================================================

12  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER OF                                                                                    VALUE
SHARES       SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
    14,200   Bank of America Corp.                                                        $    161
    23,600   Citigroup, Inc.                                                                   995
    41,600   JPMorgan Chase & Co.                                                            1,957
                                                                                          --------
                                                                                             3,113
                                                                                          --------
PROPERTY & CASUALTY INSURANCE (0.8%)
     7,700   ACE Ltd.                                                                          657
     6,500   Berkshire Hathaway, Inc. "B"*                                                     630
     6,200   Chubb Corp.                                                                       498
       600   CNA Financial Corp.                                                                19
     3,700   ProAssurance Corp.                                                                166
                                                                                          --------
                                                                                             1,970
                                                                                          --------
REAL ESTATE DEVELOPMENT (0.0%)
     2,000   Forestar Group, Inc.*                                                              38
                                                                                          --------
REAL ESTATE SERVICES (0.1%)
     3,900   Jones Lang LaSalle, Inc.                                                          359
                                                                                          --------
REGIONAL BANKS (0.4%)
    10,100   BB&T Corp.                                                                        306
     8,600   Fifth Third Bancorp                                                               140
    11,400   Huntington Bancshares, Inc.                                                        79
     3,900   PNC Financial Services Group, Inc.                                                241
    26,800   Regions Financial Corp.                                                           209
                                                                                          --------
                                                                                               975
                                                                                          --------
REINSURANCE (0.0%)
     2,000   Reinsurance Group of America, Inc.                                                115
                                                                                          --------
REITs - DIVERSIFIED (0.2%)
       800   American Assets Trust, Inc.                                                        23
     6,400   Vornado Realty Trust                                                              541
     3,200   Winthrop Realty Trust, Inc.                                                        38
                                                                                          --------
                                                                                               602
                                                                                          --------
REITs - MORTGAGE (0.5%)
     1,900   AG Mortgage Investment Trust, Inc.                                                 48
    17,800   American Capital Agency Corp.                                                     563
    35,000   Annaly Capital Management, Inc.                                                   521
    19,400   Resource Capital Corp.                                                            121

                                                                                          --------
                                                                                             1,253
                                                                                          --------
REITs - OFFICE (0.1%)
     8,500   CommonWealth REIT                                                                 140
     5,200   Franklin Street Properties Corp.                                                   67
                                                                                          --------
                                                                                               207
                                                                                          --------
REITs - RESIDENTIAL (0.1%)
     3,300   Camden Property Trust                                                             229
                                                                                          --------
REITs - RETAIL (0.3%)
    18,600   General Growth Properties                                                         363
     7,900   Inland Real Estate Corp.                                                           72
     1,700   Simon Property Group, Inc.                                                        272
                                                                                          --------
                                                                                               707
                                                                                          --------
REITs - SPECIALIZED (0.6%)
     7,400   American Tower Corp.                                                              563
     1,000   Chatham Lodging Trust                                                              16
     6,700   DiamondRock Hospitality Co.                                                        61
     9,000   HCP, Inc.                                                                         418
    13,100   Hospitality Properties Trust                                                      330
     7,400   RLJ Lodging Trust                                                                 155
                                                                                          --------
                                                                                             1,543
                                                                                          --------
             Total Financials                                                               19,544
                                                                                          --------
HEALTH CARE (6.0%)
------------------
BIOTECHNOLOGY (1.2%)
     1,600   Alexion Pharmaceuticals, Inc.*                                                    150
     3,300   Alkermes plc*                                                                      76
     7,900   Amgen, Inc.                                                                       675
     5,600   Biogen Idec, Inc.*                                                                874
    10,700   Celgene Corp.*                                                                  1,059
     4,200   Myriad Genetics, Inc.*                                                            114
       700   United Therapeutics Corp.*                                                         38
                                                                                          --------
                                                                                             2,986
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER OF                                                                                    VALUE
SHARES       SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT (1.1%)
     1,800   Abbott Laboratories                                                          $     61
     1,000   C.R. Bard, Inc.                                                                   102
       800   Cantel Medical Corp.                                                               25
     3,400   CareFusion Corp.*                                                                 106
    11,100   Covidien plc                                                                      692
       810   Intuitive Surgical, Inc.*                                                         465
     1,800   Masimo Corp.                                                                       37
     8,100   Medtronic, Inc.                                                                   377
       400   Orthofix International N.V.*                                                       15
    13,900   St.Jude Medical, Inc.                                                             566
     6,900   Stryker Corp.                                                                     432
     1,300   Thoratec Corp.*                                                                    48
                                                                                          --------
                                                                                             2,926
                                                                                          --------
HEALTH CARE TECHNOLOGY (0.1%)
     2,000   Computer Programs and Systems, Inc.                                               105
     2,700   Quality Systems, Inc.                                                              49
                                                                                          --------
                                                                                               154
                                                                                          --------
LIFE SCIENCES TOOLS & SERVICES (0.4%)
     7,600   Bruker Corp.*                                                                     128
     3,200   Life Technologies Corp.*                                                          207
    10,400   Thermo Fisher Scientific, Inc.                                                    750
                                                                                          --------
                                                                                             1,085
                                                                                          --------
MANAGED HEALTH CARE (0.9%)
     4,100   CIGNA Corp.                                                                       239
     5,400   Health Net, Inc.*                                                                 147
     8,100   Humana, Inc.                                                                      602
    18,200   UnitedHealth Group, Inc.                                                        1,005
     2,400   WellPoint, Inc.                                                                   156
                                                                                          --------
                                                                                             2,149
                                                                                          --------
PHARMACEUTICALS (2.3%)
    19,200   AbbVie, Inc.                                                                      704
       800   Actavis, Inc.*                                                                     69
       500   Bristol-Myers Squibb Co.                                                           18
     7,600   Eli Lilly and Co.                                                                 408
    15,400   Endo Health Solutions, Inc.*                                                      488
    12,700   Johnson & Johnson                                                                 939
    22,400   Merck & Co., Inc.                                                                 969
    70,000   Pfizer, Inc.                                                                    1,910
    13,500   Warner Chilcott plc "A"                                                           191
                                                                                          --------
                                                                                             5,696
                                                                                          --------
             Total Health Care                                                              14,996
                                                                                          --------
INDUSTRIALS (4.9%)
------------------
AEROSPACE & DEFENSE (0.7%)
     5,400   Alliant Techsystems, Inc.                                                         349
     2,300   Esterline Technologies Corp.*                                                     153
     4,000   Exelis, Inc.                                                                       44
     1,600   General Dynamics Corp.                                                            106
     6,200   Huntington Ingalls Industries, Inc.                                               275
    10,100   Northrop Grumman Corp.                                                            657
    11,700   Spirit AeroSystems
             Holdings, Inc. "A"*                                                               186
                                                                                          --------
                                                                                             1,770
                                                                                          --------
AGRICULTURAL PRODUCTS (0.1%)
     7,900   Darling International, Inc.*                                                      133
                                                                                          --------
AIR FREIGHT & LOGISTICS (0.4%)
    12,400   United Parcel Service, Inc. "B"                                                   983
                                                                                          --------
AIRLINES (0.1%)
     2,300   Allegiant Travel Co.                                                              171
                                                                                          --------
BUILDING PRODUCTS (0.2%)
       900   Apogee Enterprises, Inc.                                                           22
     8,700   Lennox International, Inc.                                                        500
                                                                                          --------
                                                                                               522
                                                                                          --------
CONSTRUCTION & ENGINEERING (0.0%)
     1,500   EMCOR Group, Inc.                                                                  55
       900   URS Corp.                                                                          37
                                                                                          --------
                                                                                                92
                                                                                          --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     1,300   American Railcar Industries                                                        51
     2,200   Deere & Co.                                                                       207
       900   Lindsay Corp.                                                                      84
    17,800   Oshkosh Corp.*                                                                    697
                                                                                          --------
                                                                                             1,039
                                                                                          --------

================================================================================

14  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER OF                                                                                    VALUE
SHARES       SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
DIVERSIFIED SUPPORT SERVICES (0.1%)
     9,400   Copart, Inc.*                                                                $    338
       600   UniFirst Corp.                                                                     49
                                                                                          --------
                                                                                               387
                                                                                          --------
ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    13,400   Emerson Electric Co.                                                              767
     1,900   EnerSys*                                                                           78
       600   Hubbell, Inc. "B"                                                                  55
       700   Rockwell Automation, Inc.                                                          62
                                                                                          --------
                                                                                               962
                                                                                          --------
ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
     1,700  Rollins, Inc.                                                                       42
                                                                                          --------
HEAVY ELECTRICAL EQUIPMENT (0.2%)
    16,100   Babcock & Wilcox Co.                                                              429
                                                                                          --------
HOUSEHOLD APPLIANCES (0.0%)
     1,000   NACCO Industries, Inc. "A"                                                         65
                                                                                          --------
INDUSTRIAL CONGLOMERATES (0.8%)
    88,000   General Electric Co.                                                            1,961
                                                                                          --------
INDUSTRIAL MACHINERY (0.5%)
       900   Hyster Yale Materials Handling, Inc.                                               45
     2,000   Ingersoll-Rand plc                                                                103
     1,500   L.B.Foster Co. "A"                                                                 65
     2,600   Mueller Industries, Inc.                                                          139
     2,000   NN, Inc.*                                                                          19
     1,000   Nordson Corp.                                                                      68
     3,800   Parker-Hannifin Corp.                                                             353
     2,700   Valmont Industries, Inc.                                                          393
                                                                                          --------
                                                                                             1,185
                                                                                          --------
MARINE (0.1%)
     4,800   Matson, Inc.                                                                      132
                                                                                          --------
OFFICE SERVICES & SUPPLIES (0.0%)
       700   Knoll, Inc.                                                                        12
                                                                                          --------
RAILROADS (0.7%)
    27,700   CSX Corp.                                                                         610
     4,100   Norfolk Southern Corp.                                                            282
     7,200   Union Pacific Corp.                                                               947
                                                                                          --------
                                                                                             1,839
                                                                                          --------
RESEARCH & CONSULTING SERVICES (0.1%)
     5,700   Equifax, Inc.                                                                     334
     3,800   Navigant Consulting, Inc.*                                                         44
     3,100   Resources Connection, Inc.                                                         38
                                                                                          --------
                                                                                               416
                                                                                          --------
TRADING COMPANIES & DISTRIBUTORS (0.1%)
       600   Applied Industrial Technologies, Inc.                                              27
     1,900   DXP Enterprises, Inc.*                                                            108
                                                                                          --------
                                                                                               135
                                                                                          --------
TRUCKING (0.0%)
       700   Old Dominion Freight Line, Inc.*                                                   26
                                                                                          --------
             Total Industrials                                                              12,301
                                                                                          --------
INFORMATION TECHNOLOGY (8.0%)
-----------------------------
APPLICATION SOFTWARE (0.2%)
     9,100   Intuit, Inc.                                                                      568
                                                                                          --------
COMMUNICATIONS EQUIPMENT (1.2%)
    16,200   Brocade Communications Systems, Inc.*                                              93
    70,700   Cisco Systems, Inc.                                                             1,454
    20,800   QUALCOMM, Inc.                                                                  1,374
     2,900   Riverbed Technology, Inc.*                                                         56
                                                                                          --------
                                                                                             2,977
                                                                                          --------
COMPUTER HARDWARE (1.5%)
     6,180   Apple, Inc.                                                                     2,814
     5,700   Dell, Inc.                                                                         75
    57,000   Hewlett-Packard Co.                                                               941
                                                                                          --------
                                                                                             3,830
                                                                                          --------
COMPUTER STORAGE & PERIPHERALS (0.1%)
     3,700   EMC Corp.*                                                                         91
       400   NetApp, Inc.*                                                                      14
                                                                                          --------
                                                                                               105
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER OF                                                                                    VALUE
SHARES       SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
     2,600   Broadridge Financial Solutions, Inc.                                         $     61
    18,400   CoreLogic, Inc.*                                                                  483
    15,600   Lender Processing Services, Inc.                                                  375
     1,500   Syntel, Inc.                                                                       88
     8,100   Total System Services, Inc.                                                       188
       500   Visa, Inc. "A"                                                                     79
                                                                                          --------
                                                                                             1,274
                                                                                          --------
ELECTRONIC COMPONENTS (0.0%)
     5,800   Corning, Inc.                                                                      70
                                                                                          --------
INTERNET SOFTWARE & SERVICES (0.7%)
     6,400   Akamai Technologies, Inc.*                                                        261
     5,900   Dice Holdings, Inc.*                                                               55
     1,110   Google, Inc. "A"*                                                                 839
     5,000   IAC/InterActiveCorp.                                                              206
     8,400   United Online, Inc.                                                                56
    22,100   Yahoo! Inc.*                                                                      434
                                                                                          --------
                                                                                             1,851
                                                                                          --------
IT CONSULTING & OTHER SERVICES (0.9%)
    13,000   Accenture plc "A"                                                                 934
     5,400   International Business Machines Corp.                                           1,097
     5,500   SAIC, Inc.                                                                         66
     9,400   Unisys Corp.*                                                                     209
                                                                                          --------
                                                                                             2,306
                                                                                          --------
SEMICONDUCTOR EQUIPMENT (0.1%)
    11,400   Kulicke & Soffa Industries, Inc.*                                                 129
     1,700   Ultra Clean Holdings, Inc.*                                                         9
                                                                                          --------
                                                                                               138
                                                                                          --------
SEMICONDUCTORS (0.7%)
    56,900   Intel Corp.                                                                     1,197
    31,100   LSI Corp.*                                                                        219
    18,300   NVIDIA Corp.                                                                      224
     1,800   Silicon Laboratories, Inc.*                                                        79
                                                                                          --------
                                                                                             1,719
                                                                                          --------
SYSTEMS SOFTWARE (1.8%)
    19,500   CA, Inc.                                                                          484
     1,700   CommVault Systems, Inc.*                                                          130
    67,800   Microsoft Corp.                                                                 1,863
    45,700   Oracle Corp.                                                                    1,623
     1,200   Rovi Corp.*                                                                        21
     1,300   Symantec Corp.*                                                                    28
     2,800   VMware, Inc. "A"*                                                                 214
                                                                                          --------
                                                                                             4,363
                                                                                          --------
TECHNOLOGY DISTRIBUTORS (0.3%)
    10,000   Avnet, Inc.*                                                                      354
    18,000   Ingram Micro, Inc. "A"*                                                           327
                                                                                          --------
                                                                                               681
                                                                                          --------
             Total Information Technology                                                   19,882
                                                                                          --------
MATERIALS (1.6%)
----------------
ALUMINUM (0.2%)
    41,900   Alcoa, Inc.                                                                       371
     2,100   Noranda Aluminum Holding Corp.                                                     12
                                                                                          --------
                                                                                               383
                                                                                          --------
COMMODITY CHEMICALS (0.0%)
     2,700   Koppers Holdings, Inc.                                                            109
                                                                                          --------
DIVERSIFIED CHEMICALS (0.1%)
     3,200   E.I.du Pont de Nemours & Co.                                                      152
     3,200   LSB Industries, Inc.*                                                             132
                                                                                          --------
                                                                                               284
                                                                                          --------
DIVERSIFIED METALS & MINING (0.4%)
    18,000   Freeport-McMoRan Copper & Gold, Inc.                                              635
     8,000   Southern Copper Corp.                                                             315
                                                                                          --------
                                                                                               950
                                                                                          --------
FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
     3,400   CF Industries Holdings, Inc.                                                      779
                                                                                          --------
INDUSTRIAL GASES (0.2%)
     4,600   Air Products & Chemicals, Inc.                                                    402
                                                                                          --------

================================================================================

16  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER OF                                                                                    VALUE
SHARES       SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
PAPER PRODUCTS (0.0%)
     1,000   Schweitzer-Mauduit International, Inc.                                       $     41
                                                                                          --------
PRECIOUS METALS & MINERALS (0.1%)
    14,600   Coeur d'Alene Mines Corp.*                                                        317
                                                                                          --------
SPECIALTY CHEMICALS (0.3%)
     4,400   FutureFuel Corp.                                                                   56
     4,400   Sherwin-Williams Co.                                                              714
       700   Valspar Corp.                                                                      46
                                                                                          --------
                                                                                               816
                                                                                          --------
STEEL (0.0%)
     1,200   Metals USA Holdings Corp.                                                          22
                                                                                          --------
             Total Materials                                                                 4,103
                                                                                          --------
TELECOMMUNICATION SERVICES (1.2%)
---------------------------------
ALTERNATIVE CARRIERS (0.0%)
     5,200   Premiere Global Services, Inc.*                                                    49
                                                                                          --------
INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
    39,400   AT&T, Inc.                                                                      1,370
    33,200   Verizon Communications, Inc.                                                    1,448
                                                                                          --------
                                                                                             2,818
                                                                                          --------
             Total Telecommunication Services                                                2,867
                                                                                          --------
UTILITIES (1.8%)
----------------
ELECTRIC UTILITIES (0.7%)
     9,900   American Electric Power Co., Inc.                                                 448
     2,600   Edison International                                                              125
     6,500   El Paso Electric Co.                                                              219
     4,500   Entergy Corp.                                                                     291
     3,800   Exelon Corp.                                                                      119
     5,800   NV Energy, Inc.                                                                   110
     9,000   PPL Corp.                                                                         273
     3,500   Southern Co.                                                                      155
     6,400   Xcel Energy, Inc.                                                                 178
                                                                                          --------
                                                                                             1,918
                                                                                          --------
GAS UTILITIES (0.1%)
     5,500   UGI Corp.                                                                         194
                                                                                          --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    26,700   AES Corp.                                                                         290
                                                                                          --------
MULTI-UTILITIES (0.8%)
     2,100   Alliant Energy Corp.                                                               96
     6,200   Ameren Corp.                                                                      201
     1,500   Avista Corp.                                                                       39
    12,100   Consolidated Edison, Inc.                                                         688
     5,500   PG&E Corp.                                                                        234
    19,100   Public Service Enterprise Group, Inc.                                             596
                                                                                          --------
                                                                                             1,854
                                                                                          --------
WATER UTILITIES (0.1%)
     8,500   American Water Works Co., Inc.                                                    325
                                                                                          --------
             Total Utilities                                                                 4,581
                                                                                          --------
             Total Common Stocks (cost:$98,047)                                            114,825
                                                                                          --------
PREFERRED STOCKS(1.2%)

CONSUMER STAPLES (0.4%)
-----------------------
AGRICULTURAL PRODUCTS (0.4%)
    10,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
               perpetual(a)                                                                  1,073
                                                                                          --------
ENERGY (0.2%)
-------------
OIL & GAS EXPLORATION & PRODUCTION (0.2%)
       500   Chesapeake Energy Corp., 5.75%, perpetual(a)                                      512
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER OF                                                                                    VALUE
SHARES       SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
FINANCIALS (0.6%)
-----------------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
        10   International Lease Finance Corp., 0.39%, perpetual(b)                       $    640
                                                                                          --------
REINSURANCE (0.1%)
       500   American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired
               3/09/2007;cost $526(b),(c)                                                      125
                                                                                          --------
REITs - OFFICE (0.2%)
    20,000 Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                524
                                                                                          --------
             Total Financials                                                                1,289
                                                                                          --------
             Total Preferred Stocks (cost: $3,178)                                           2,874
                                                                                          --------

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                                                       VALUE
(000)        SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS (23.1%)

DOMESTIC EXCHANGE-TRADED FUNDS (0.5%)
$   14,800   iShares Russell 1000 Index Fund                                                 1,234
                                                                                          --------
FOREIGN EXCHANGE-TRADED FUNDS (22.6%)
   640,858   iShares MSCI EAFE Index Fund                                                   37,798
   415,622   Vanguard MSCI Emerging Markets ETF                                             18,520
                                                                                          --------
             Total Foreign Exchange-Traded Funds                                            56,318
                                                                                          --------
             Total Exchange-Traded Funds (cost: $56,180)                                    57,552
                                                                                          --------
             Total Equity Securities (cost: $157,405)                                      175,251
                                                                                          --------

================================================================================

18  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                       COUPON                          VALUE
(000)        SECURITY                                         RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------
             BONDS (27.5%)

             CORPORATE OBLIGATIONS (10.3%)

             ENERGY (1.0%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
$      655   Quicksilver Resources, Inc.                     7.13%       4/01/2016        $    550
                                                                                          --------
             OIL & GAS STORAGE & TRANSPORTATION (0.8%)
     1,000   Enbridge Energy Partners, LP(d)                 8.05       10/01/2037           1,136
     1,000   Southern Union Co.(d)                           3.33(e)    11/01/2066             868
                                                                                          --------
                                                                                             2,004
                                                                                          --------
             Total Energy                                                                    2,554
                                                                                          --------
             FINANCIALS (7.2%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
       500   KKR Group Financial Co. II(a),(f)               5.50        2/01/2043             505
       875   State Street Capital Trust IV                   1.31(e)     6/15/2037             687
                                                                                          --------
                                                                                             1,192
                                                                                          --------
             CONSUMER FINANCE (0.2%)
       500   American Express Co.(d)                         6.80        9/01/2066             533
                                                                                          --------
             LIFE & HEALTH INSURANCE (1.5%)
        28   Delphi Financial Group, Inc.,                   7.38        5/15/2037             715
       500   Great-West Life & Annuity Insurance Co.(a),(d)  7.15        5/16/2046             521
       500   Lincoln National Corp.                          7.00        5/17/2066             516
       500   Principal Financial Global Fund, LLC            0.83(e)     1/10/2031             393
       500   Prudential Financial, Inc.                      5.63        6/15/2043             518
     1,000   StanCorp Financial Group, Inc.                  6.90        6/01/2067           1,022
                                                                                          --------
                                                                                             3,685
                                                                                          --------
             MULTI-LINE INSURANCE (1.7%)
     1,000   Genworth Financial, Inc.                        6.15       11/15/2066             844
     1,500   Glen Meadow(a),(d)                              6.51        2/12/2067           1,399
     1,000   Nationwide Mutual Insurance Co.(a)              5.81       12/15/2024           1,010
       800   ZFS Finance USA Trust V(a)                      6.50        5/09/2037             852
                                                                                          --------
                                                                                             4,105
                                                                                          --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     1,000   JPMorgan Chase Capital XIII                     1.26(e)     9/30/2034             826
                                                                                          --------
             PROPERTY & CASUALTY INSURANCE (1.4%)
     1,000   Allstate Corp.(d)                               6.13        5/15/2037           1,055
       500   HSB Group, Inc.                                 1.21(e)     7/15/2027             351
       500   Ironshore Holdings, Inc.(a)                     8.50        5/15/2020             558
       500   Progressive Corp.(d)                            6.70        6/15/2037             545

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                       COUPON                          VALUE
(000)        SECURITY                                         RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------
$    1,000   Travelers Companies, Inc.(d)                    6.25%       3/15/2037        $  1,063
                                                                                          --------
                                                                                             3,572
                                                                                          --------
             REGIONAL BANKS (1.4%)
       150   First Empire Capital Trust I(d)                  8.23       2/01/2027             148
     1,000   Fulton Capital Trust I(d)                        6.29       2/01/2036           1,003
     1,000   KeyCorp Capital I                                1.05(e)    7/01/2028             805
     1,000   Manufacturers & Traders Trust Co.(d)             5.63      12/01/2021           1,020
       400   Susquehanna Bancshares, Inc.(d)                  2.13(e)    5/01/2014             392
                                                                                          --------
                                                                                             3,368
                                                                                          --------
             REITs - RETAIL (0.2%)
       577   Brixmor LLC                                      7.68      11/02/2026             566
                                                                                          --------
             Total Financials                                                               17,847
                                                                                          --------
             INDUSTRIALS (0.4%)
             ------------------
             AEROSPACE & DEFENSE (0.4%)
     1,000   Textron Financial Corp.(a)                       6.00       2/15/2067             910
                                                                                          --------
             UTILITIES (1.7%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
       233   FPL Group Capital, Inc.(d)                       6.65       6/15/2067             251
       500   PPL Capital Funding, Inc.                        6.70       3/30/2067             533
       949   Texas Competitive Electric Holdings Co., LLC(g)  4.74      10/10/2017             628
                                                                                          --------
                                                                                             1,412
                                                                                          --------
             MULTI-UTILITIES (1.2%)
     1,000   Dominion Resources, Inc.(d)                      7.50       6/30/2066           1,111
     1,000   Puget Sound Energy, Inc.(d)                      6.97       6/01/2067           1,062
       725   Wisconsin Energy Corp.                           6.25       5/15/2067             789
                                                                                          --------
                                                                                             2,962
                                                                                          --------
             Total Utilities                                                                 4,374
                                                                                          --------
             Total Corporate Obligations (cost: $22,266)                                    25,685
                                                                                          --------
             EURODOLLAR AND YANKEE OBLIGATIONS (4.0%)

             FINANCIALS (3.7%)
             -----------------
             DIVERSIFIED BANKS (1.1%)
     1,500   Barclays Bank plc                                0.69(e)            -(h)          809
     2,040   HSBC Bank plc                                    0.75(e)            -(h)        1,143
       500   LBI hf, acquired 10/12/2007;
               cost $500(a),(b),(c),(i)                       7.43               -(h)            -
       700   Royal Bank of Scotland Group plc                 9.50(e)    3/16/2022             830
                                                                                          --------
                                                                                             2,782
                                                                                          --------
             DIVERSIFIED CAPITAL MARKETS (0.3%)
     1,000   Deutsche Bank Capital Trust IV                   4.59(e)            -(h)          775
                                                                                          --------

================================================================================

20  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                       COUPON                          VALUE
(000)        SECURITY                                         RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (0.8%)
$    1,755   AXA S.A.(d)                                     1.68%(e)            -(h)     $  1,140
     1,100   Oil Insurance Ltd.(a),(d)                       3.29(e)             -(h)          954
                                                                                          --------
                                                                                             2,094
                                                                                          --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
        33   ING Groep N.V.,                                 7.20                -(h)          838
                                                                                          --------
             PROPERTY & CASUALTY INSURANCE (0.4%)
     1,000   QBE Insurance Group Ltd.(a)                     5.65        7/01/2023             995
                                                                                          --------
             REGIONAL BANKS (0.0%)
     1,000   Glitnir Banki hf, acquired 9/11/2006 and
               10/18/2006; cost $1,017(a),(b),(c),(i)        7.45                -(h)            -
                                                                                          --------
             REINSURANCE (0.8%)
       500   Max USA Holdings Ltd.(a),(d)                    7.20        4/14/2017             525
       500   Platinum Underwriters Finance, Inc.(d)          7.50        6/01/2017             557
       804   Swiss Re Capital I, LP(a)                       6.85               -(h)           858
                                                                                          --------
                                                                                             1,940
                                                                                          --------
             Total Financials                                                                9,424
                                                                                          --------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
       650   Electricite De France(a)                        5.25(e)             -(h)          637
                                                                                          --------
             Total Eurodollar and Yankee Obligations
               (cost: $10,201)                                                              10,061
                                                                                          --------
             COMMERCIAL MORTGAGE SECURITIES (7.4%)

             FINANCIALS (7.4%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (7.4%)
       500   Banc of America Commercial Mortgage, Inc.       5.77        5/10/2045             528
       400   Banc of America Commercial Mortgage, Inc.       5.46        9/10/2045             429
       230   Banc of America Commercial Mortgage, Inc.       5.68        7/10/2046             261
     1,000   Banc of America Commercial Mortgage, Inc.(d)    5.18        9/10/2047           1,018
       500   Banc of America Commercial Mortgage, Inc.       6.20        2/10/2051             474
       500   Bear Stearns Commercial Mortgage
               Securities, Inc.(d)                           4.99        9/11/2042             509
       500   Citigroup Commercial Mortgage Trust(d)          5.40        7/15/2044             531
       530   Citigroup Commercial Mortgage Trust(d)          5.73        3/15/2049             548
       480   Commercial Mortgage Pass-Through
               Certificates(d)                               5.21        6/10/2044             513
       500   Credit Suisse Commercial Mortgage Trust         5.55        2/15/2039             543
       745   Credit Suisse First Boston Mortgage
               Securities Corp.(d)                           5.10        8/15/2038             801
     1,000   GE Capital Commercial Mortgage Corp.(d)         5.61       12/10/2049           1,005
       500   GMAC Commercial Mortgage Securities, Inc.       4.97       12/10/2041             445

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                      COUPON                           VALUE
(000)         SECURITY                                       RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------
$       250   GMAC Commercial Mortgage Securities, Inc.      4.98%      12/10/2041        $    169
      1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.04       10/15/2042             990
        690   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.57        4/15/2043             686
        378   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.33       12/15/2044             405
        500   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.(d)                          5.33       12/15/2044             522
      1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.48        5/15/2045           1,072
        690   Merrill Lynch Mortgage Trust(d)                5.24       11/12/2037             761
        250   Merrill Lynch Mortgage Trust                   5.10        7/12/2038             177
        500   Merrill Lynch Mortgage Trust                   5.14        7/12/2038             520
        135   Merrill Lynch Mortgage Trust                   5.31        7/12/2038              81
        670   Merrill Lynch Mortgage Trust                   5.67        5/12/2039             653
        500   Merrill Lynch Mortgage Trust                   5.01       10/12/2041             505
      1,000   ML-CFC Commercial Mortgage Trust(d)            5.42        8/12/2048           1,067
        500   ML-CFC Commercial Mortgage Trust               6.16        8/12/2049             533
        500   Morgan Stanley Capital I, Inc.                 5.07        8/13/2042             525
        500   Morgan Stanley Capital I, Inc.                 5.79        7/12/2044             546
      1,000   Morgan Stanley Capital I, Inc.(d)              4.77        7/15/2056           1,051
        500   Wachovia Bank Commercial Mortgage Trust        5.60       10/15/2048             553
                                                                                          --------
                                                                                            18,421
                                                                                          --------
              Total Financials                                                              18,421
                                                                                          --------
              Total Commercial Mortgage Securities
                (cost: $15,745)                                                             18,421
                                                                                          --------
              U.S. TREASURY SECURITIES (5.8%)

              BONDS (2.9%)
        670   2.75%, 11/15/2042                                                                616
        750   2.75%, 8/15/2042                                                                 691
      6,100   3.00%, 5/15/2042                                                               5,933
                                                                                          --------
              Total Bonds                                                                    7,240
                                                                                          --------
              NOTES (2.9%)
        390   1.63%, 11/15/2022                                                                378
      4,970   1.63%, 8/15/2022                                                               4,836
      2,000   1.75%, 5/15/2022                                                               1,977
                                                                                          --------
              Total Notes                                                                    7,191
                                                                                          --------
              Total U.S. Treasury Securities (cost: $14,917)                                14,431
                                                                                          --------
              Total Bonds (cost: $63,129)                                                   68,598
                                                                                          --------

================================================================================

22  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER OF                                                                                    VALUE
SHARES        SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.4%)

              MONEY MARKET FUNDS (2.4%)
  6,174,444   State Street Institutional Liquid Reserve Fund, 0.14%(j) (cost: $6,174)     $  6,174
                                                                                          --------

              TOTAL INVESTMENTS (COST: $226,708)                                          $250,023
                                                                                          ========

--------------------------------------------------------------------------------------------------
NUMBER OF
CONTRACTS
--------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.0%)
         80   Put - S&P 500 Index expiring March 16, 2013 at 1430                         $     77
                                                                                          --------

              TOTAL PURCHASED OPTIONS (COST: $171)                                        $     77
                                                                                          ========

--------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $114,825             $     -           $  -       $114,825
  Preferred Stocks                             -               2,109            765          2,874
  Exchange-Traded Funds:
    Domestic Exchange-
      Traded Funds                         1,234                   -              -          1,234
    Foreign Exchange-
      Traded Funds                        56,318                   -              -         56,318

Bonds:
  Corporate Obligations                        -              25,685              -         25,685
  Eurodollar And Yankee
    Obligations                                -              10,061              -         10,061
  Commercial Mortgage
    Securities                                 -              18,421              -         18,421
  U.S. Treasury Securities                14,431                   -              -         14,431

Money Market Instruments:
  Money Market Funds                       6,174                   -              -          6,174

Purchased Options                             77                   -              -             77
--------------------------------------------------------------------------------------------------
Total                                   $193,059             $56,276           $765       $250,100
--------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-------------------------------------------------------------------------------
                                                                      PREFERRED
                                                                         STOCKS
-------------------------------------------------------------------------------
Balance as of July 31, 2012                                                $725
Purchases                                                                     -
Sales                                                                         -
Transfers into Level 3                                                        -
Transfers out of Level 3                                                      -
Net realized gain (loss) on investments                                       -
Change in net unrealized appreciation/depreciation on investments            40
-------------------------------------------------------------------------------
Balance as of January 31, 2013                                             $765
-------------------------------------------------------------------------------

For the period of August 1, 2012, through January 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

24  | USAA FIRST START GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 51.0% of net assets at January 31, 2013.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

    average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    REIT     Real estate investment trust

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Security was fair valued at January 31, 2013, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2013, was $125,000, which represented 0.1% of the Fund's net assets.

    (d) At January 31, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

================================================================================

26  | USAA FIRST START GROWTH FUND

================================================================================

    (e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2013.

    (f) At January 31, 2013, the aggregate market value of securities purchased on a delayed delivery basis was $505,000, which included when-issued securities of $505,000.

    (g) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (i) Currently the issuer is in default with respect to interest and/or principal payments.

    (j) Rate represents the money market fund annualized seven-day yield at January 31, 2013.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $226,708)             $250,023
  Purchased options, at market value (cost of $171)                               77
  Cash                                                                            13
  Receivables:
    Capital shares sold                                                          181
    USAA Asset Management Company (Note 5D)                                       76
    Dividends and interest                                                       779
                                                                            --------
      Total assets                                                           251,149
                                                                            --------
LIABILITIES
  Payables:
    Securities purchased                                                       1,336
    Capital shares redeemed                                                      150
  Accrued management fees                                                        157
  Accrued transfer agent's fees                                                    8
  Other accrued expenses and payables                                             69
                                                                            --------
      Total liabilities                                                        1,720
                                                                            --------
        Net assets applicable to capital shares outstanding                 $249,429
                                                                            ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $231,870
  Accumulated undistributed net investment income                                187
  Accumulated net realized loss on investments and options                    (5,849)
  Net unrealized appreciation of investments and options                      23,221
                                                                            --------
        Net assets applicable to capital shares outstanding                 $249,429
                                                                            ========
  Capital shares outstanding, unlimited number of shares authorized,
    no par value                                                              21,092
                                                                            ========
  Net asset value, redemption price, and offering price per share           $  11.83
                                                                            ========

See accompanying notes to financial statements.

================================================================================

28  | USAA FIRST START GROWTH FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                                 $ 2,330
  Interest                                                                    1,911
                                                                            -------
      Total income                                                            4,241
                                                                            -------
EXPENSES
  Management fees                                                               914
  Administration and servicing fees                                             177
  Transfer agent's fees                                                         864
  Custody and accounting fees                                                    59
  Postage                                                                        39
  Shareholder reporting fees                                                     34
  Trustees' fees                                                                  7
  Registration fees                                                              13
  Professional fees                                                              39
  Other                                                                           6
                                                                            -------
      Total expenses                                                          2,152
  Expenses reimbursed                                                          (523)
                                                                            -------
      Net expenses                                                            1,629
                                                                            -------
NET INVESTMENT INCOME                                                         2,612
                                                                            -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND OPTIONS
  Net realized gain (loss) on:
    Investments                                                               5,117
    Options                                                                    (712)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                              17,412
    Options                                                                     151
                                                                            -------
      Net realized and unrealized gain                                       21,968
                                                                            -------
  Increase in net assets resulting from operations                          $24,580
                                                                            =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited), and year ended July 31, 2012

----------------------------------------------------------------------------------
                                                           1/31/2013     7/31/2012
----------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                     $  2,612      $  4,876
  Net realized gain on investments                             5,117         2,585
  Net realized loss on options                                  (712)       (1,103)
  Net realized loss on futures transactions                        -          (823)
  Change in net unrealized appreciation/depreciation of:
    Investments                                               17,412        (5,872)
    Options                                                      151          (274)
    Futures contracts                                              -          (117)
                                                            ----------------------
    Increase (decrease) in net assets resulting
      from operations                                         24,580          (728)
                                                            ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                       (4,770)       (4,800)
                                                            ----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                   20,194        25,975
  Reinvested dividends                                         4,748         4,777
  Cost of shares redeemed                                    (17,750)      (29,745)
                                                            ----------------------
    Increase in net assets from capital share transactions     7,192         1,007
                                                            ----------------------
  Net increase (decrease) in net assets                       27,002        (4,521)

NET ASSETS
  Beginning of period                                        222,427       226,948
                                                            ----------------------
  End of period                                             $249,429      $222,427
                                                            ======================
Accumulated undistributed net investment income:
  End of period                                             $    187      $  2,345
                                                            ======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                  1,763         2,447
  Shares issued for dividends reinvested                         417           474
  Shares redeemed                                             (1,554)       (2,814)
                                                            ----------------------
    Increase in shares outstanding                               626           107
                                                            ======================

See accompanying notes to financial statements.

================================================================================

30  | USAA FIRST START GROWTH FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term capital growth with reduced volatility over time.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially

================================================================================

32  | USAA FIRST START GROWTH FUND

================================================================================

         affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    8.   Options are valued by a pricing service at the National Best Bid/Offer
         (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

34  | USAA FIRST START GROWTH FUND

================================================================================

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note 1A5.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts. For the six-month period ended January 31, 2013, the Fund held no futures contracts.

    OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the

================================================================================

36  | USAA FIRST START GROWTH FUND

================================================================================

    underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JANUARY 31, 2013* (IN THOUSANDS)

                                      ASSET DERIVATIVES                    LIABILITY DERIVATIVES
-------------------------------------------------------------------------------------------------------
                                STATEMENT OF                       STATEMENT OF
                                ASSETS AND                         ASSETS AND
DERIVATIVES NOT ACCOUNTED       LIABILITIES                        LIABILITIES
FOR AS HEDGING INSTRUMENTS      LOCATION          FAIR VALUE       LOCATION                 FAIR VALUE
-------------------------------------------------------------------------------------------------------
Equity contracts                Purchased options   $77               -                        $-
-------------------------------------------------------------------------------------------------------

    * For open derivative instruments as of January 31, 2013, see the portfolio of investments, which also is indicative of activity for the period ended January 31, 2013.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2013 (IN THOUSANDS)

DERIVATIVES                                                         CHANGE IN UNREALIZED
NOT ACCOUNTED        STATEMENT OF                                   APPRECIATION
FOR AS HEDGING       OPERATIONS                 REALIZED LOSS       (DEPRECIATION)
INSTRUMENTS          LOCATION                   ON DERIVATIVES      ON DERIVATIVES
----------------------------------------------------------------------------------------
Equity contracts     Net realized loss            $(712)                  $151
                     on options
                     transactions/Change
                     in net unrealized
                     appreciation/depreciation
                     of options contracts
----------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

38  | USAA FIRST START GROWTH FUND

================================================================================

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $494,000; all of which were when-issued securities.

H. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended January 31, 2013, the Fund did not receive any brokerage commission recapture credits. For the six-month period ended January 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising

================================================================================

40  | USAA FIRST START GROWTH FUND

================================================================================

    out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2013, the Fund paid CAPCO facility fees of $1,000 which represents 0.4% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2013.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2013, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2012, the Fund had pre-enactment capital loss carryforwards of $9,620,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2018, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
-----------------------------------------
  EXPIRES                        BALANCE
-----------                    ----------
   2017                        $6,477,000
   2018                         3,143,000
                               ----------
                   Total       $9,620,000
                               ==========

For the six-month period ended January 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on

================================================================================

42  | USAA FIRST START GROWTH FUND

================================================================================

the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2013, were $62,288,000 and $58,213,000, respectively.

As of January 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2013, were $28,006,000 and $4,785,000, respectively, resulting in net unrealized appreciation of $23,221,000.

For the six-month period ended January 31, 2013, transactions in written call and put options* were as follows:

                                                                     PREMIUMS
                                            NUMBER OF                RECEIVED
                                            CONTRACTS                 (000's)
                                            ---------------------------------
Outstanding at July 31, 2012                    -                   $       -
Options written                               712                     641,000
Options terminated in closing
  purchase transactions                      (612)                   (596,000)
Options expired                              (100)                    (45,000)
                                            ---------------------------------
Outstanding at January 31, 2013                 -                   $       -
                                            =================================

* Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    of and supervision by the Board. The Manager is also authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Flexible Portfolio Funds Index over the performance period. The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds in the Lipper Flexible Portfolio Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-------------------------------------------------------------------------------
+/- 1.00% to 4.00%                   +/- 0.04%
+/- 4.01% to 7.00%                   +/- 0.05%
+/- 7.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the

================================================================================

44  | USAA FIRST START GROWTH FUND

================================================================================

    number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended January 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $914,000, which included a 0.02% performance adjustment of $29,000.

B. SUBADVISORY AGREEMENT(S) -- The Manager has entered into an investment subadvisory agreement with Quantitative Management Associates LLC (QMA), under which QMA directs the investment and reinvestment of a portion of the Fund's assets invested in domestic stocks (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.20% on the first $250 million, 0.15% on assets over $250 million of the portion of the Fund's average net assets that QMA manages. For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees, paid or payable to QMA, of $109,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31,2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $177,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2013, the Fund reimbursed the Manager $4,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2013, to limit the annual expenses of the Fund to 1.38% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2013, the Fund incurred reimbursable expenses of $523,000, of which $76,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $864,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

46  | USAA FIRST START GROWTH FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                            PERIOD ENDED
                             JANUARY 31,                      YEAR ENDED JULY 31,
                            -----------------------------------------------------------------------------
                                2013         2012         2011         2010           2009           2008
                            -----------------------------------------------------------------------------
Net asset value at
  beginning of period       $  10.87     $  11.15     $   9.73     $   8.45       $   9.66       $  10.70
                            -----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .13          .24          .21          .30            .28            .23
  Net realized and
    unrealized gain (loss)      1.06         (.28)        1.46         1.30          (1.24)         (1.09)
                            -----------------------------------------------------------------------------
Total from investment
  operations                    1.19         (.04)        1.67         1.60           (.96)          (.86)
                            -----------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.23)        (.24)        (.25)        (.32)          (.25)          (.18)
                            -----------------------------------------------------------------------------
Net asset value at
  end of period             $  11.83     $  10.87     $  11.15     $   9.73       $   8.45       $   9.66
                            =============================================================================
Total return (%)*              11.05         (.20)       17.32        19.00          (9.39)         (8.24)
  Net assets at
    end of period (000)     $249,429     $222,427     $226,948     $200,296       $172,415       $190,306
Ratios to average
  net assets:**
  Expenses (%)(a)               1.38(b)      1.38         1.38         1.38           1.38           1.38
  Expenses, excluding
    reimbursements (%)(a)       1.82(b)      1.90         1.91         2.14           2.67           2.18
  Net investment
    income (%)                  2.21(b)      2.26         1.95         3.11           3.62           2.17
Portfolio turnover (%)            26           85          133          188(c)         216(c)         113

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $234,519,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects increased trading activity due to asset allocation changes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

EXPENSE EXAMPLE

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2012, through January 31, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance

================================================================================

48  | USAA FIRST START GROWTH FUND

================================================================================

or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                    BEGINNING            ENDING           DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE      AUGUST 1, 2012 -
                                 AUGUST 1, 2012     JANUARY 31, 2013    JANUARY 31, 2013
                                 ---------------------------------------------------------
Actual                              $1,000.00           $1,110.50             $7.34
Hypothetical
  (5% return before expenses)        1,000.00            1,018.25              7.02

* Expenses are equal to the Fund's annualized expense ratio of 1.38%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 11.05% for the six-month period of August 1, 2012, through January 31, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    USAA.COM select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   31703-0313                                (C)2013, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2013

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     03-26-2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03-27-2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03-27-2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.